Segment Revenue and Expenses - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue from external customers	$ 13,179	$ 13,994	$ 16,817
Asia Pacific [member]
Disclosure of geographical areas [line items]
Revenue from external customers	8,445	9,823	12,521
Americas [member]
Disclosure of geographical areas [line items]
Revenue from external customers	2,462	2,564	1,545
Europe [Member]
Disclosure of geographical areas [line items]
Revenue from external customers	$ 2,272	$ 1,607	$ 2,751